Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment consist of the following at March 31, 2015 and December 31, 2014:

	March 31, 2015	December 31, 2014
Equipment	$50,945	$14,189
Computer	4,085	3,469
Transaction verification servers	438,431	194,891
	493,461	212,549
Accumulated depreciation	(68,254)	(22,359)
Property and equipment, net	$425,207	$190,190

Depreciation expense is $46,600 and $333 for the three months ended March 31, 2015 and 2014, respectively.

Note 5 – Property and Equipment

Property and equipment consist of the following at December 31, 2014 and December 31, 2013:

	December 31, 2014	December 31, 2013
Equipment	$14,189	$4,000
Computer	3,469	-
Transaction verification servers	194,891	-
	212,549	4,000
Accumulated depreciation	(22,359)	(444)
Property and equipment, net	$190,190	$3,556

Depreciation expense is approximately $21,915 and $444 for the year ended December 31, 2014 and for the period from July 28, 2013 (inception) through December 31, 2013, respectively.